15. Income Taxes (Details-Reconciliation of tax rate)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Expected federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(1.80%)	(6.60%)
Research and development credit	(0.20%)	0.10%
Foreign earnings taxed at different rates	0.50%	(2.60%)
Effect of permanent differences on Ruthigen deconsolidation	0.00%	29.70%
Effect of permanent differences	(20.60%)	(19.50%)
Impact of foreign exchange rate fluctuations on foreign deferred income taxes	25.00%	14.90%
Impact of change in foreign net operating loss	(9.60%)	15.80%
Adjustment of NOL due to Ruthigen deconsolidation	8.60%	0.00%
Cancellation of stock options and true-ups	(2.70%)	(6.50%)
Other	3.00%	(3.10%)
Total effective rate	(31.80%)	(11.80%)
Change in valuation allowance	31.80%	11.80%
Totals	0.00%	0.00%